Trade and Other Receivables (Details 2) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of provision matrix [line items]
Total	$ 2,408,940	$ 2,285,104
Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	138,606	234,890
3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total	51,349	23,876
Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	51,266	33,404
Non past due [Member]
Disclosure of provision matrix [line items]
Total	1,900,288	1,680,369
Impaired [Member]
Disclosure of provision matrix [line items]
Total	267,431	312,565
Shopping mall lease and services receivables [Member]
Disclosure of provision matrix [line items]
Total	2,317,325	2,225,613
Shopping mall lease and services receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	127,361	232,358
Shopping mall lease and services receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total	41,316	23,876
Shopping mall lease and services receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	39,952	6,374
Shopping mall lease and services receivables [Member] | Non past due [Member]
Disclosure of provision matrix [line items]
Total	1,857,706	1,676,804
Shopping mall lease and services receivables [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Total	250,990	286,201
Office leases and services receivables [Member]
Disclosure of provision matrix [line items]
Total	45,074	2,428
Office leases and services receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	1,211	552
Office leases and services receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total
Office leases and services receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	1,281	1,090
Office leases and services receivables [Member] | Non past due [Member]
Disclosure of provision matrix [line items]
Total	42,582
Office leases and services receivables [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Total		786
Consumer financing receivables [Member]
Disclosure of provision matrix [line items]
Total	16,441	25,578
Consumer financing receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | Non past due [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Total	16,441	25,578
Property sales receivables [Member]
Disclosure of provision matrix [line items]
Total	30,100	31,485
Property sales receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	10,034	1,980
Property sales receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total	10,033
Property sales receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	10,033	25,940
Property sales receivables [Member] | Non past due [Member]
Disclosure of provision matrix [line items]
Total		3,565
Property sales receivables [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Total